------------------------
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                                                        OMB Number: 3235-0570

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                                                        hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21951
                                   ----------------------------------------

                                  Guerite Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  100 Executive Center Drive, Suite 120 Greenville, South Carolina      29615
--------------------------------------------------------------------------------
              (Address of principal executive offices)               (Zip code)

                                 John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (717) 735-5939
                                                    --------------

Date of fiscal year end: November 30, 2007
                         -----------------

Date of reporting period: May 31, 2007
                          ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------

                                  GUERITE FUNDS

                          GUERITE ABSOLUTE RETURN FUND


                               SEMI-ANNUAL REPORT
                                  May 31, 2007

                                   (Unaudited)


             INVESTMENT ADVISOR                   ADMINISTRATOR
             ------------------                   -------------
            GUERITE ADVISORS LLC           ULTIMUS FUND SOLUTIONS, LLC
                347 Prado Way             225 Pictoria Drive, Suite 450
          Greenville, SC 29607-6512          Cincinnati, Ohio 45246
                                                 1-877-774-8374

--------------------------------------------------------------------------------

GUERITE ABSOLUTE RETURN FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
MAY 31, 2007 (UNAUDITED)
================================================================================

                  GUERITE ABSOLUTE RETURN FUND VS S&P 500 INDEX
                     SECTOR DIVERSIFICATION (% OF NET ASSETS)

                                 [CHART OMITTED]

                                          Guerite Absolute        S&P 500
                                            Return Fund            Index
                                          ----------------    ----------------
Consumer Discretionary                          12.4%               10.2%
Consumer Staples                                 3.9%                9.3%
Energy                                           7.4%               10.4%
Financials                                       7.2%               21.3%
Health Care                                     13.3%               11.9%
Industrials                                     10.0%               11.2%
Information Technology                           6.2%               15.2%
Materials                                        1.5%                3.1%
Telecommunications Services                      0.0%                3.8%
Utilities                                        0.0%                3.6%
Cash Equivalents                                38.1%                0.0%


                                 TOP 10 HOLDINGS
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                         % OF NET ASSETS
-----------------------------------------------            ---------------
U.S. Treasury Bill, discount note, due 08/16/07                  13.7%
MTS Systems Corp.                                                 1.7%
Rockwell Automation, Inc.                                         1.7%
Rowan Cos., Inc.                                                  1.7%
Chico's FAS, Inc.                                                 1.6%
General Electric Co.                                              1.6%
Mylan Laboratories, Inc.                                          1.6%
PetMed Express, Inc.                                              1.6%
SAP AG - ADR                                                      1.6%
Cintas Corp.                                                      1.6%

GUERITE ABSOLUTE RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2007 (UNAUDITED)
================================================================================

ASSETS
  Investments in securities:
    At acquisition cost                                             $11,869,483
                                                                    ===========
    At value                                                        $12,104,337
  Dividends receivable                                                   22,830
  Other assets                                                           10,077
                                                                    -----------
Total assets                                                         12,137,244
                                                                    -----------

LIABILITIES
  Written call options, at value (Note 2 and Note 5) (premiums
    received $246,699)                                                  503,540
  Accrued investment advisory fees (Note 4)                              13,456
  Payable to administrator (Note 4)                                       4,690
  Other accrued expenses                                                  4,518
                                                                    -----------
Total liabilities                                                       526,204
                                                                    -----------

NET ASSETS                                                          $11,611,040
                                                                    ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $11,630,000
  Accumulated undistributed net investment income                        91,588
  Accumulated net realized losses from security transactions and
    option contracts                                                    (88,561)
  Net unrealized depreciation on investments                            (21,987)
                                                                    -----------
NET ASSETS                                                          $11,611,040
                                                                    ===========
Shares of beneficial interest outstanding (unlimited number of
  shares authorized, no par value)                                    1,160,850
                                                                    ===========
Net asset value, offering price and redemption price per
  share (a)                                                         $     10.00
                                                                    ===========

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

GUERITE ABSOLUTE RETURN FUND
STATEMENT OF OPERATIONS
PERIOD ENDED MAY 31, 2007 (a) (UNAUDITED)
================================================================================

INVESTMENT INCOME
  Dividend income                                                   $   151,508
  Foreign withholding taxes on dividends                                   (613)
  Interest                                                               23,072
                                                                    -----------
    Total income                                                        173,967
                                                                    -----------
EXPENSES
  Investment advisory fees (Note 4)                                      42,246
  Fund accounting fees (Note 4)                                          10,352
  Administration fees (Note 4)                                            8,000
  Insurance expense                                                       5,238
  Transfer agent fees (Note 4)                                            5,000
  Postage and supplies                                                    4,982
  Custody fees                                                            3,055
  Professional fees                                                       1,622
  Registration fees                                                       1,452
  Printing of shareholder reports                                           900
  Other expenses                                                          1,529
                                                                    -----------
    Total expenses                                                       84,376
  Less fees waived by the Adviser (Note 4)                               (1,997)
                                                                    -----------
    Net expenses                                                         82,379
                                                                    -----------
NET INVESTMENT INCOME                                                    91,588
                                                                    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  AND OPTION CONTRACTS
  Net realized losses from:
    Security transactions                                               (57,493)
    Option contracts                                                    (31,068)
  Net change in unrealized appreciation/depreciation on:
    Investments                                                         341,822
    Option contracts                                                   (363,809)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
  AND OPTION CONTRACTS                                                 (110,548)
                                                                    -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                          $   (18,960)
                                                                    ===========

(a) Represents the period from the commencement of operations (December 29, 2006) through May 31, 2007.

See accompanying notes to financial statements.

GUERITE ABSOLUTE RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED MAY 31, 2007 (a) (UNAUDITED)
================================================================================

FROM OPERATIONS
  Net investment income                                             $    91,588
  Net realized losses from:
    Security transactions                                               (57,493)
    Option contracts                                                    (31,068)
  Net change in unrealized appreciation/depreciation on:
    Investments                                                         341,822
    Option contracts                                                   (363,809)
                                                                    -----------
  Net decrease in net assets from operations                            (18,960)
                                                                    -----------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                          11,530,000
                                                                    -----------

TOTAL INCREASE IN NET ASSETS                                         11,511,040

NET ASSETS
  Beginning of period                                                   100,000
                                                                    -----------
  End of period                                                     $11,611,040
                                                                    ===========

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                     $    91,588
                                                                    ===========

CAPITAL SHARE ACTIVITY
  Shares sold                                                         1,150,850
  Shares outstanding at beginning of period                              10,000
                                                                    -----------
  Shares outstanding at end of period                                 1,160,850
                                                                    ===========

(a) Represents the period from the commencement of operations (December 29, 2006) through May 31, 2007.

See accompanying notes to financial statements.

GUERITE ABSOLUTE RETURN FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED
MAY 31, 2007(a) (UNAUDITED)
================================================================================

  Net asset value at beginning of period                         $     10.00
                                                                 -----------
  Income from investment operations:
    Net investment income                                               0.08
    Net realized and unrealized losses on investments and
      options                                                          (0.08)
                                                                 -----------
  Total from investment operations                                      0.00
                                                                 -----------

  Net asset value at end of period                               $     10.00
                                                                 ===========

  Total return (b)                                                      0.00%
                                                                 ===========

  Net assets at the end of period                                $11,611,040
                                                                 ===========
RATIOS/SUPPLEMENTARY DATA:
  Ratio of gross expenses to average net assets                         1.98%(e)

  Ratio of net expenses to average net assets (d)                       1.95%(e)

  Ratio of net investment income to average net assets (d)              2.15%(e)

  Portfolio turnover rate                                                 56%(c)

(a) Represents the period from the commencement of operations (December 29, 2006) through May 31, 2007.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Ratio was determined after advisory fee waivers.

(e)   Annualized.

See accompanying notes to financial statements.

GUERITE ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS - 61.9%                                      VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 12.4%
     3,700   Best Buy Co., Inc.                                     $   178,673
     6,950   Chico's FAS, Inc. (a)                                      189,318
     4,000   E. W. Scripps Co. (The) - Class A                          182,480
     4,700   Home Depot, Inc. (The)                                     182,689
     4,500   International Game Technology                              180,855
     6,000   K-Swiss, Inc. - Class A                                    174,060
     5,000   Office Depot, Inc. (a)                                     182,000
     5,200   WD-40 Co.                                                  173,316
                                                                    -----------
                                                                      1,443,391
                                                                    -----------
             CONSUMER STAPLES - 3.9%
     1,400   PepsiCo, Inc.                                               95,662
     2,800   Procter and Gamble Co. (The)                               177,940
     3,650   Wal-Mart Stores, Inc.                                      173,740
                                                                    -----------
                                                                        447,342
                                                                    -----------
             ENERGY - 7.4%
     6,200   BJ Services Co.                                            181,846
     1,600   ENSCO International, Inc.                                   96,912
     1,150   Noble Corp.                                                106,249
     1,950   Occidental Petroleum Corp.                                 107,191
     4,900   Rowan Cos., Inc.                                           193,452
     4,600   St. Mary Land & Exploration Co.                            171,856
                                                                    -----------
                                                                        857,506
                                                                    -----------
             FINANCIALS - 7.2%
     1,475   Allstate Corp. (The)                                        90,713
     3,550   Bank of America Corp.                                      180,020
     1,000   Canadian Imperial Bank of Commerce                          96,070
     1,800   Chubb Corp. (The)                                           98,766
       600   CIGNA Corp.                                                100,578
     1,200   PNC Financial Services Group, Inc.                          88,560
     5,100   Regions Financial Corp.                                    181,917
                                                                    -----------
                                                                        836,624
                                                                    -----------
             HEALTH CARE - 13.3%
     2,000   Aetna, Inc.                                                105,860
     2,950   Amgen, Inc. (a)                                            166,174
     3,225   AstraZeneca PLC - ADR                                      171,506

GUERITE ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS - 61.9% (CONTINUED)                          VALUE
--------------------------------------------------------------------------------
             HEALTH CARE - 13.3% (CONTINUED)
     2,900   Johnson & Johnson                                      $   183,483
     1,800   Medtronic, Inc.                                             95,706
     9,500   Mylan Laboratories, Inc.                                   187,815
     1,600   Novartis AG                                                 89,888
     2,600   Patterson Cos., Inc. (a)                                    97,552
     5,300   Perrigo Co.                                                103,668
    14,450   PetMed Express, Inc. (a)                                   186,549
     3,800   Varian Medical Systems, Inc. (a)                           153,140
                                                                    -----------
                                                                      1,541,341
                                                                    -----------
             INDUSTRIALS - 10.0%
     1,200   3M Co.                                                     105,552
     3,500   Applied Industrial Technologies, Inc.                      102,410
     4,850   Cintas Corp.                                               186,046
     2,400   Equifax, Inc.                                              100,872
     5,000   General Electric Co.                                       187,900
     1,200   Genlyte Group, Inc. (The) (a)                              104,544
     2,900   Rockwell Automation, Inc.                                  197,345
     2,500   United Parcel Service, Inc. - Class B                      179,925
                                                                    -----------
                                                                      1,164,594
                                                                    -----------
             INFORMATION TECHNOLOGY - 6.2%
     3,000   Lexmark International, Inc. - Class A (a)                  155,790
     6,050   Maxim Integrated Products, Inc.                            186,037
     4,500   MTS Systems Corp.                                          197,595
     3,900   SAP AG - ADR                                               186,186
                                                                    -----------
                                                                        725,608
                                                                    -----------
             MATERIALS - 1.5%
     6,100   Valspar Corp. (The)                                        176,229
                                                                    -----------

             TOTAL COMMON STOCKS (Cost $6,850,465)                  $ 7,192,635
                                                                    -----------
================================================================================
 PAR VALUE   U.S. TREASURY BILLS - 13.7%                                VALUE
--------------------------------------------------------------------------------
$1,600,000   Discount note, due 08/16/07 (Cost $1,584,766)          $ 1,584,418
                                                                    -----------

GUERITE ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CONTRACTS    PUT OPTION CONTRACTS - 0.5%                                VALUE
--------------------------------------------------------------------------------
        10     S&P 500 Index Option, 06/16/07 at $1,410             $       700
         8     S&P 500 Index Option, 06/16/07 at $1,435                     960
        11     S&P 500 Index Option, 09/22/07 at $1,450                  17,490
        18     S&P 500 Index Option, 09/22/07 at $1,475                  38,520
         1     S&P 500 Index Option, 09/22/07 at $1,500                   2,720
                                                                    -----------
             TOTAL PUT OPTION CONTRACTS  (Cost $167,358)            $    60,390
                                                                    -----------
================================================================================
  SHARES     SHORT-TERM INVESTMENTS - 28.1%                             VALUE
--------------------------------------------------------------------------------
 3,266,894   Fidelity Institutional Money Market Portfolio -
               Select Class (Cost $3,266,894)                       $ 3,266,894
                                                                    -----------
             TOTAL INVESTMENTS AT VALUE - 104.2% (Cost $11,869,483) $12,104,337

             LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2%)            (493,297)
                                                                    -----------

             TOTAL NET ASSETS - 100.0%                              $11,611,040
                                                                    ===========

(a)   Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to financial statements.

GUERITE ABSOLUTE RETURN FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
MAY 31, 2007 (UNAUDITED)
================================================================================
                                                             VALUE OF   PREMIUMS
CONTRACTS   WRITTEN CALL OPTION CONTRACTS                     OPTIONS   RECEIVED
--------------------------------------------------------------------------------
       10   S&P 500 Index Option, 06/16/2007 at $1,410       $123,300   $ 40,560
        8   S&P 500 Index Option, 06/16/2007 at $1,435         78,960     30,365
       11   S&P 500 Index Option, 09/22/2007 at $1,450        123,750     65,073
       18   S&P 500 Index Option, 09/22/2007 at $1,475        170,100    104,658
        1   S&P 500 Index Option, 09/22/2007 at $1,500          7,430      6,043
                                                             --------   --------
                                                             $503,540   $246,699
                                                             ========   ========

See accompanying notes to financial statements.

GUERITE ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2007 (UNAUDITED)
================================================================================

1. ORGANIZATION

The Guerite Absolute Return Fund (the "Fund") is a non-diversified series of the Guerite Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on September 8, 2006. The Fund commenced operations on December 29, 2006.

The Fund's investment objective is to seek positive absolute returns through a combination of long-term capital appreciation and, during high-risk market conditions, capital preservation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

SECURITIES AND OPTION VALUATION -- The Fund's portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE, the AMEX or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE, AMEX or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter markets are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.

Options traded on national securities exchanges are valued at the last quoted sale price or, in the absence of a sale, at the mean of the closing bid and ask prices. Futures contracts and options thereon, which are traded on the commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust. Options will similarly be valued at their fair value determined as of the close of the NYSE if significant announcements or events affecting the market value of options occur subsequent to the NYSE close but prior to the close of options trading.

Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 1.50% if redeemed within 180 days of the date of purchase. There were no redemption fees collected during the period ended May 31, 2007.

GUERITE ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements from financial institutions such as banks and broker-dealers that the Trust's investment adviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the interest method.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

OPTION TRANSACTIONS -- The Fund may seek to reduce, or hedge, its exposure to market conditions by purchasing put options and writing corresponding call options on market indices that correlate with equity securities in the Fund's underlying stock portfolio. When the Fund writes an option, an amount equal to the net premium (the premium less commission) received by the Fund is recorded in the liabilities section of the Fund's Statement of Assets and Liabilities and is subsequently valued. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. If an option is exercised, the Fund will be required to pay the difference between the closing index value and the exercise price of the option. In this event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). There were no distributions during the period ended May 31, 2007.

CONTINGENCIES AND COMMITMENTS -- The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code (the Code) applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts from prior years.

GUERITE ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following information is computed on a tax basis as of May 31, 2007:

             Cost of portfolio investments   $11,622,784
                                             ===========
             Gross unrealized appreciation   $   406,259
             Gross unrealized depreciation      (428,246)
                                             -----------
             Net unrealized depreciation     $   (21,987)
             Undistributed ordinary income        91,588
             Other losses                        (88,561)
                                             -----------
             Accumulated deficit             $   (18,960)
                                             ===========

Management has applied FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes" to the Fund during the period ended May 31, 2007. As a result of the application of FIN 48, there was no material impact on the financial statements.

3. INVESTMENT TRANSACTIONS

During the period ended May 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $8,613,226 and $1,705,269, respectively.

4. TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of Guerite Advisors LLC (the "Adviser"), of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust, or of Ultimus Fund Distributors, LLC ("UFD"), the principal underwriter and exclusive agent for distribution of shares of the Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser an investment advisory fee computed at the annual rate of 1.00% of the first $500 million of average daily net assets of the Fund, 0.95% of the next $500 million of such assets, and 0.90% of such assets over $1 billion.

The Adviser has agreed, until at least December 31, 2009, to reduce its investment advisory fees and to absorb the Fund's operating expenses to the extent necessary to limit the Fund's annual ordinary operating expenses to 1.95% of its average daily net assets (the "Expense Cap"). Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Fund's obligation, are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses to exceed the 1.95% Expense Cap. As a result of the Expense Cap, during the period ended May 31, 2007, the Adviser waived advisory fees of $1,997. The Adviser may recapture all or a portion of such fee waiver no later than May 31, 2010.

GUERITE ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. Throughout the period ended May 31, 2007, Ultimus agreed to discount the foregoing fees by 20%. Accordingly, Ultimus received $8,000 of administration fees during the period ended May 31, 2007.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives from the Fund a fee of $2,500 per month plus an asset based fee at the annual rate of 0.01% of the Fund's average daily net assets up to $500 million and 0.005% of such assets over $500 million. Throughout the period ended May 31, 2007, Ultimus agreed to discount the foregoing fees by 20%. Accordingly, Ultimus received $10,352 of accounting fees during the period ended May 31, 2007.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $20 per shareholder account from the Fund, provided, however, that the minimum fee is $1,000 per month if the Fund has 100 shareholder accounts or less and $1,500 per month if the Fund has more than 100 shareholder accounts. Accordingly, Ultimus received $5,000 of transfer agent fees during the period ended May 31, 2007. In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION EXPENSE PLAN
The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under which the Fund may directly incur or reimburse for certain expenses related to the distribution of its shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. The Fund did not incur any distribution expenses during the period ended May 31, 2007.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. For these services, UFD receives a monthly payment at an annual rate of $6,000. Accordingly, during the period ended May 31, 2007, UFD received $2,500 for its services under the Distribution Agreement. These fees are currently being paid by the Adviser, not the Fund.

GUERITE ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5. OPTION CONTRACTS WRITTEN

Transactions in option contracts written by the Fund during the period ended May 31, 2007 were as follows:

                                                        Option     Option
                                                      Contracts   Premiums
                                                      ---------   --------
Options outstanding at beginning of period                   --   $     --
Options written                                              59    282,126
Options cancelled in a closing purchase transaction         (11)   (35,427)
                                                      ---------   --------
Options outstanding at end of period                         48   $246,699
                                                      =========   ========

6.  ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial  Accounting  Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim period within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statement of Changes in Net Assets for a fiscal period.

GUERITE ABSOLUTE RETURN FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you may incur two types of costs: (1) transactions costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A Fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge any sales loads. However, a redemption fee of 1.50% is imposed on the sale of shares within 180 days of the date of purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

------------------------------------------------------------------------------------
                                      Beginning           Ending
                                    Account Value     Account Value    Expenses Paid
                                  December 29, 2006    May 31, 2007   During Period*
------------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000.00         $1,000.00          $8.23

Based on Hypothetical 5% Return
  (before expenses)                   $1,000.00         $1,012.87          $8.28
------------------------------------------------------------------------------------

*     Expenses are equal to the Fund's annualized expense ratio of 1.95% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 154/365 (to reflect the period covered by this report).

GUERITE ABSOLUTE RETURN FUND
OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-774-8374, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2007 will be available by August 31, 2007. This information may be obtained without charge upon request by calling toll-free 1-877-774-8374, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-877-774-8374. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GUERITE ABSOLUTE RETURN FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately, approved the Fund's Investment Advisory Agreement with the Adviser at an in-person meeting held on December 5, 2006, at which all of the Trustees were present.

In the course of their deliberations, the Independent Trustees were advised by independent legal counsel. The Trustees received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Trustees and counsel.

In considering the Investment Advisory Agreement, and reaching their conclusions with respect thereto, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below.

Nature, Extent and Quality of Services
--------------------------------------

The Trustees received and considered various data and information regarding the nature, extent and quality of services to be provided to the Fund by the Adviser. The most recent registration form ("Form ADV") for the Adviser was provided to the Trustees. The Trustees reviewed the Form ADV which included, among other things, information about the background and experience of senior management of the Adviser. In this regard, the Trustees specifically reviewed the qualifications, backgrounds and responsibilities of the key personnel that will oversee the day-to-day investment management and operations of the Fund.

Based on the above factors, together with those referenced below, the Trustees concluded that it was generally satisfied with the expected nature, extent and quality of the investment advisory services to be provided by the Adviser to the Fund.

Expenses and Performance
------------------------

The Trustees considered statistical information regarding the Fund's total projected expense ratio and its various components, including contractual advisory fees and fee reductions and/or expense reimbursements. It also considered comparisons of these fees to the expense information for the Fund's peer group as determined by the Adviser. The Fund's overall expense ratio, after contractual fee reductions, was compared to funds within the Morningstar category of "Long Short" funds. The Trustees concluded that the overall expense ratio of the Fund, after fee reductions, will be lower than the average expense ratio for Long Short funds. The Trustees also noted that, under the expense cap arrangement agreed to by the Adviser, this expense ratio will be maintained during the infancy stages (the first three years of operations) of the Fund.

Investment Advisory Fee Rate
----------------------------

The Trustees reviewed and considered the proposed contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services. Additionally, the Trustees received and considered information comparing the advisory fee rate of the Fund with those of the other funds in its relevant peer group, as defined above. The Trustees concluded that the advisory fee rate for the Fund was lower than the average rates for the peer group presented.

Profitability
-------------

The Trustees discussed the projected profits of the Adviser and other ancillary benefits that the Adviser may receive with regard to providing these services to the Fund and concluded that, in light of the fact that the Fund is new, with limited assets, these factors are only secondary factors at this time.

GUERITE ABSOLUTE RETURN FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
================================================================================

Economies of Scale
------------------

The Trustees discussed economies of scale, noting that at this stage, the Fund has not had an opportunity to recognize any economies of scale. The Trustees noted the presence of breakpoints in the Fund's advisory fee, which will allow shareholders to benefit from economies of scale achieved as the Fund grows. The Trustees observed that, as the Fund grows in assets, this factor will become more relevant to their consideration process.

Conclusion
----------

After full consideration of the above factors as well as other factors, the Trustees, including the Independent Trustees, unanimously concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT      Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT   Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Guerite Funds
             --------------------------------------------------

By (Signature and Title)*               /s/ Hugh Charles Moore
                                        ----------------------------------------
                                        Hugh Charles Moore, President

Date  July 27, 2007
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Hugh Charles Moore
                                        ----------------------------------------
                                        Hugh Charles Moore, President

Date  July 27, 2007
     ---------------

By (Signature and Title)*               /s/ Mark J. Seger
                                        ----------------------------------------
                                        Mark J. Seger, Treasurer

Date  July 27, 2007
     ---------------

* Print the name and title of each signing officer under his or her signature.